Property and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 875,555	$ 953,923
Accumulated depreciation	(801,095)	(622,883)
Property and equipment, net	74,460	331,040
Depreciation expense	228,158	324,548	$ 277,231
Property and equipment disposals	28,422
Proceeds from sales of property and equipment	4,805	5,344	$ 5,255
Loss on disposal of property and equipment	23,617
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	421,999	421,999
Computers and computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	275,670	311,847
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	177,886	177,886
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	0	13,368
Capital in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 0	$ 28,823